CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital Ordinary Shares	Capital Surplus	Accumulated Deficits	Exchange Difference on Translation
Beginning balance at Dec. 31, 2022	$ 298,974	$ 24	$ 643,470	$ (349,940)	$ 5,420
Net loss	(76,038)			(76,038)
Other comprehensive loss	(691)				(691)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(76,729)			(76,038)	(691)
Issuance of ordinary shares	118		118
Shared-based payments (Note 21)	26,324		26,324
Ending balance at Dec. 31, 2023	248,687	24	669,912	(425,978)	4,729
Net loss	(122,754)			(122,754)
Other comprehensive loss	(13,946)				(13,946)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(136,700)			(122,754)	(13,946)
Issuance of ordinary shares	50,368	5	50,363
Shared-based payments (Note 21)	11,644		11,644
Changes in percentage of ownership interest in investments accounted for using equity method	2,541		2,541
Ending balance at Dec. 31, 2024	176,540	29	734,460	(548,732)	(9,217)
Net loss	(79,969)			(79,969)
Other comprehensive loss	8,592				8,592
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(71,377)			(79,969)	8,592
Shared-based payments (Note 21)	2,310		2,310
Changes in percentage of ownership interest in investments accounted for using equity method	767		767
Ending balance at Dec. 31, 2025	$ 108,240	$ 29	$ 737,537	$ (628,701)	$ (625)